Retirement employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Retirement Benefits [Abstract]
Summary of Defined Benefit Plans

The amount included in the consolidated statement of financial position arising from the obligation of the Company for defined benefit plans on December 31, 2022, 2023 and 2024 is as follows:

	2022		2023		2024
Present value of defined benefit obligations	Ps.	216,908	Ps.	280,423	Ps.	353,509

Summary of Movements in Present Value of Defined Obligation

The table below shows the movements in the present value of defined benefit obligations:

	2022		2023		2024
Opening defined benefit obligation	Ps.	193,126	Ps.	216,908	Ps.	280,423
Service cost recognized in net income		35,530		51,452		68,020
New measurement losses / (gains):
Actuarial losses (gains) resulting from changes in financial and demographic assumptions		(8,802)		15,932		(10,201)
Benefits paid		(2,946)		(3,869)		15,267
Ending defined benefit obligation	Ps.	216,908	Ps.	280,423	Ps.	353,509

Summary of Amounts Recognized in Consolidated Statement of Profit or Loss and Other Comprehensive Income

Below are the amounts for the years ended December 31, 2022, 2023 and 2024 that were recognized in the consolidated statements of profit or loss and other comprehensive income:

	2022		2023		2024
Current service labor cost	Ps.	20,213	Ps.	22,352	Ps.	36,997
Interest cost		15,999		30,273		30,834
Actuarial (gains) losses		(682)		(1,173)		189
Components of defined benefit costs recognized in net income (Note 24)		35,530		51,452		68,020
Benefits paid		(2,946)		(3,869)		15,267
Measurement of net defined benefit liability:
Actuarial losses arising from changes in financial and demographic assumptions recognized in other comprehensive income		(8,802)		15,932		(10,201)
Total recognized as employee benefit cost	Ps.	23,782	Ps.	63,515	Ps.	73,086

Schedule of Main Actuarial Assumptions at Reporting Date

The main actuarial assumptions at the reporting date (expressed as weighted average nominal rates) are shown below:

	2022	2023	2024
Discount of the projected benefit obligation at present value	10.2%	9.7%	10.7%
Salary increase	6.0%	5.3%	6.2%
Remaining labor life	15.7 years	15.9 years	16.4 years
Inflation	5.8%	3.80%	4.2%